Tax charge (Tables)	6 Months Ended
Jun. 30, 2021
Tax charge
Schedule of total tax charge by nature

	2021 $m	2020 $m
	Half year	Half year
Tax charge	Total	Total
Attributable to shareholders:
Hong Kong	(16)	(16)
Indonesia	(45)	(61)
Malaysia*	(28)	(37)
Singapore	(23)	(47)
Growth markets* and other	(73)	(53)
Eastspring*	(15)	(17)
Total segment	(200)	(231)
Unallocated to a segment (central operations)	7	(13)
Tax charge attributable to shareholders	(193)	(244)
Attributable to policyholders:
Hong Kong	(40)	(30)
Indonesia	(2)	—
Malaysia*	(2)	9
Singapore	(194)	(42)
Growth markets* and other	—	(3)
Tax charge attributable to policyholders	(238)	(66)
Total tax charge from continuing operations	(431)	(310)

Analysed by:
Current tax	(189)	(190)
Deferred tax	(242)	(120)
Total tax charge from continuing operations	(431)	(310)
*

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates that are equity-accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including the China JV.

Schedule of shareholder profit and tax charge

	2021		2020
	Half year		Half year
	Tax	Percentage	Tax	Percentage
	attributable to	impact	attributable to	impact
	shareholders	on ETR	shareholders	on ETR
	$m	%	$m	%
Adjusted operating profit	1,571		1,286
Non-operating (loss) profit*	(308)		(420)
Profit before tax	1,263		866
Tax charge at the expected rate	(259)	21%	(182)	21%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (i)	33	(3)%	31	(4)%
Deductions not allowable for tax purposes	(34)	3%	(15)	2%
Items related to taxation of life insurance businessesnote (ii)	71	(6)%	(7)	1%
Deferred tax adjustments	(4)	0%	(3)	0%
Unrecognised tax lossesnote (iii)	(66)	5%	(72)	8%
Effect of results of joint ventures and associatesnote (iv)	37	(3)%	37	(4)%
Irrecoverable withholding taxesnote (v)	(35)	3%	(26)	3%
Other	2	0%	3	0%
Total (charge) credit	4	(1)%	(52)	6%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	6	0%	(21)	2%
Movements in provisions for open tax mattersnote (vi)	59	(5)%	12	(1)%
Impact of changes in local statutory tax rates	8	(1)%	(1)	0%
Adjustments in relation to business disposals and corporate transactions	(11)	1%	—	—
Total (charge) credit	62	(5)%	(10)	1%
Total actual tax charge	(193)	15%	(244)	28%
Analysed into:
Tax on adjusted operating profit	(222)		(274)
Tax on non-operating loss	29		30
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling itemsnote (vii)	14%		21%
Excluding non-recurring tax reconciling items	19%		21%
Total profitnote(vii)	15%		28%
*

‘Non-operating profit (loss)’ is used to refer to items excluded from adjusted operating profit and includes short term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.

Notes

(i)	The $33 million (half year 2020: $31 million) primarily relates to non-taxable investment income in Singapore and Malaysia.
(ii)	The $71 million primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums. The $(7) million adverse reconciling item at half year 2020 reflected non-tax deductible investment related marked-to-market losses.
(iii)	The $66 million (half year 2020: $(72) million) adverse reconciling item in unrecognised tax losses reflects losses arising where it is unlikely that relief for the losses will be available in future periods.
(iv)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(v)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.
(vi)	The statement of financial position contains the following provisions in relation to open tax matters.

Half year 2021 $m
At beginning of period	113
Reclassification of US operations as held for distribution	(3)
Movements in the current period included in tax charge attributable to shareholders	(59)
Provisions utilised in the period	(4)
Other movements*	(14)
At end of period	33
*	Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.
(vii)	The actual tax rate of the relevant business operations are shown below:

	Half year 2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	20%	18%	16%	14%	9%	2%	14%
Tax rate on profit before tax	4%	20%	17%	14%	18%	9%	2%	15%

	Half year 2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	Operations	shareholders
Tax rate on adjusted operating profit	3%	25%	20%	16%	24%	12%	(3)%	21%
Tax rate on profit before tax	13%	25%	22%	16%	22%	12%	(3)%	28%

Schedule of movements in provisions for open tax matters

Half year 2021 $m
At beginning of period	113
Reclassification of US operations as held for distribution	(3)
Movements in the current period included in tax charge attributable to shareholders	(59)
Provisions utilised in the period	(4)
Other movements*	(14)
At end of period	33
*	Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.
(vii)	The actual tax rate of the relevant business operations are shown below:

Schedule of tax rate of relevant business operations

	Half year 2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	20%	18%	16%	14%	9%	2%	14%
Tax rate on profit before tax	4%	20%	17%	14%	18%	9%	2%	15%

	Half year 2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	Operations	shareholders
Tax rate on adjusted operating profit	3%	25%	20%	16%	24%	12%	(3)%	21%
Tax rate on profit before tax	13%	25%	22%	16%	22%	12%	(3)%	28%